Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure Of Detailed Information About Loss Income Allocated To Holders Of Ordinary Shareholders Explanatory
	For the year ended December 31,
	2022	2021	2020
	$ Thousands
Profit for the year attributable to Kenon’s shareholders	312,652	930,273	507,106
Profit for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	-	-	8,476
Profit for the year from continuing operations attributable to Kenon’s shareholders	312,652	930,273	498,630

Disclosure Of Detailed Information About Number Of Ordinary Shares Explanatory
	For the year ended December 31
	2022	2021	2020
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,885	53,879	53,870